                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ---------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  30 Rowes Wharf, Suite 500
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-897-5800

Signature, Place, and Date of Signing:

   /s/ Charles Curtis         Boston, Massachusetts            May 12, 2010
------------------------   ---------------------------   -----------------------
       [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         118

Form 13F Information Table Value Total: $ 1,533,145
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/10

(ITEM 1)                  (ITEM 2)   (ITEM 3)     (ITEM 4)     (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ----------------------------
                                                                                                        VOTING AUTHORITY
                                                                                                            (SHARES)
                           TITLE                     FAIR     SHARES OR                           ----------------------------
                             OF        CUSIP        MARKET    PRINCIPAL     INVESTMENT   OTHER      SOLE     SHARED    NONE
NAME OF ISSUER             CLASS       NUMBER       VALUE      AMOUNT       DISCRETION  MANAGERS    (A)       (B)      (C)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ---------  ------  ---------
A T & T INC (NEW)          COMMON     00206R102  121,356,061  4,696,442  X     SOLE               4,264,642    0       431,800
ABBOTT LABS                COMMON     002824100   62,987,527  1,195,663  X     SOLE               1,093,163    0       102,500
AGNICO EAGLE MINES LT      COMMON     008474108    2,004,120     36,000  X     SOLE                  35,000    0         1,000
AMERICAN ELECTRIC POW      COMMON     025537101    5,058,640    148,000  X     SOLE                 140,000    0         8,000
ANADARKO PETE CORP         COMMON     032511107   50,252,700    690,000  X     SOLE                 630,800    0        59,200
ARCHER DANIELS MIDLAN      COMMON     039483102   29,087,792  1,006,498  X     SOLE                 912,998    0        93,500
AURA MINERALS INC COM      COMMON     05152Q305      395,587    115,000  X     SOLE                 115,000    0             0
BANK OF AMERICA            COMMON     060505104   19,293,137  1,080,848  X     SOLE                 984,348    0        96,500
BANK OF NEW YORK MELL      COMMON     064058100   26,828,853    868,810  X     SOLE                 787,810    0        81,000
BARRICK GOLD CORP COM      COMMON     067901108   65,891,316  1,718,605  X     SOLE               1,555,705    0       162,900
BAXTER INTL INC            COMMON     071813109    4,947,000     85,000  X     SOLE                  85,000    0             0
BEMIS INC COM              COMMON     081437105    4,399,904    153,200  X     SOLE                 143,200    0        10,000
BERKSHIRE HATHAWAY IN      COMMON     084670702    3,860,325     47,500  X     SOLE                  44,000    0         3,500
BIOGEN IDEC INC COM        COMMON     09062X103    1,578,225     27,500  X     SOLE                  27,500    0             0
BP P L C ADR SPONSORE      COMMON     055622104    5,935,280    104,000  X     SOLE                  91,500    0        12,500
CATERPILLAR INC            COMMON     149123101    2,927,302     46,576  X     SOLE                  46,576    0             0
CENOVUS ENERGY INC CO      COMMON     15135U109    3,630,085    138,500  X     SOLE                 121,000    0        17,500
CENTRAL FD CDA LTD         COMMON     153501101      140,000     10,000  X     SOLE                  10,000    0             0
CGA MINING LTD SHS         COMMON     Q22628103    1,051,942    570,000  X     SOLE                 570,000    0             0
CHESAPEAKE ENERGY COR      COMMON     165167107   11,560,386    489,018  X     SOLE                 438,118    0        50,900
CHEVRONTEXACO CORPORA      COMMON     166764100    8,824,944    116,378  X     SOLE                  96,878    0        19,500
CHUBB CORP                 COMMON     171232101      239,029      4,610  X     SOLE                   4,610    0             0
CIEN 0.250% 05/01/13       CONVERT    171779AB7    1,740,510  2,097,000  X     SOLE               2,097,000    0             0
CISCO SYS INC              COMMON     17275R102   22,237,091    854,287  X     SOLE                 776,787    0        77,500
CITIGROUP CONV PFD 7.      PREFERR    172967416    9,141,000     75,000  X     SOLE                  70,500    0         4,500
CITIGROUP INC.             COMMON     172967101   26,932,500  6,650,000  X     SOLE               6,125,500    0       524,500
CLAUDE RES INC COM         COMMON     182873109      105,463    100,000  X     SOLE                 100,000    0             0
COCA COLA                  COMMON     191216100    1,650,000     30,000  X     SOLE                  26,500    0         3,500
COMCAST CORP CL A SPL      COMMON     20030N200      494,175     27,500  X     SOLE                  27,500    0             0
COMCAST CORP NEW COM       COMMON     20030N101   63,833,700  3,390,000  X     SOLE               3,084,000    0       306,000
CONAGRA INC                COMMON     205887102   21,431,390    854,862  X     SOLE                 773,862    0        81,000
CONOCOPHILLIPS COM         COMMON     20825C104    3,452,696     67,475  X     SOLE                  62,975    0         4,500
CORNING INC                COMMON     219350105    9,549,225    472,500  X     SOLE                 428,000    0        44,500

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/10

(ITEM 1)                  (ITEM 2)   (ITEM 3)     (ITEM 4)     (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ----------------------------
                                                                                                        VOTING AUTHORITY
                                                                                                            (SHARES)
                           TITLE                     FAIR     SHARES OR                           ----------------------------
                             OF        CUSIP        MARKET    PRINCIPAL     INVESTMENT   OTHER      SOLE     SHARED    NONE
NAME OF ISSUER             CLASS       NUMBER       VALUE      AMOUNT       DISCRETION  MANAGERS    (A)       (B)      (C)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ---------  ------  ---------
CVS/CAREMARK CORP          COMMON     126650100   10,913,160    298,500  X     SOLE                 283,000    0        15,500
DELL INC COM               COMMON     24702R101   28,501,952  1,897,600  X     SOLE               1,729,100    0       168,500
DEVON ENERGY CORP NEW      COMMON     25179M103    3,962,445     61,500  X     SOLE                  55,000    0         6,500
DU PONT                    COMMON     263534109      744,800     20,000  X     SOLE                  17,500    0         2,500
E M C CORP MASS            COMMON     268648102   19,202,425  1,064,436  X     SOLE                 971,436    0        93,000
ENCANA CORP COM            COMMON     292505104    6,233,679    200,892  X     SOLE                 178,592    0        22,300
EQT CORP COM               COMMON     26884L109    3,198,000     78,000  X     SOLE                  65,500    0        12,500
EXXON CORPORATION          COMMON     30231G102    5,152,437     76,925  X     SOLE                  70,425    0         6,500
FEDEX CORP                 COMMON     31428X106      560,400      6,000  X     SOLE                   6,000    0             0
FRONTIER COMMUNICATIO      COMMON     35906A108   32,498,017  4,368,013  X     SOLE               3,990,513    0       377,500
GENERAL ELECTRIC           COMMON     369604103   36,803,822  2,022,188  X     SOLE               1,840,688    0       181,500
GOLDCORP INC NEW COM       COMMON     380956409    8,610,475    231,340  X     SOLE                 217,840    0        13,500
GOLDEN STAR RES LTD C      COMMON     38119T104      696,600    180,000  X     SOLE                 180,000    0             0
HALLIBURTON CO             COMMON     406216101    8,478,582    281,400  X     SOLE                 230,100    0        51,300
HESS CORP                  COMMON     42809H107   38,451,549    614,733  X     SOLE                 562,233    0        52,500
IAMGOLD CORP COM           COMMON     450913108      264,400     20,000  X     SOLE                  20,000    0             0
INTEL CORP                 COMMON     458140100    3,327,897    149,300  X     SOLE                 129,300    0        20,000
INTERNATIONAL BUSINES      COMMON     459200101    9,041,625     70,500  X     SOLE                  63,000    0         7,500
INTERNATIONAL PAPER C      COMMON     460146103    3,506,925    142,500  X     SOLE                 128,500    0        14,000
ISHARES RUS2000 QTR J      OPTION     7WW99D648      336,250      1,250  X     SOLE                   1,250    0             0
ISHARES RUSSEL 2000 M      OPTION     3JZ99K402      181,000      1,000  X     SOLE                   1,000    0             0
ISHARES SLVR TR L-T J      OPTION     9TP99U122      105,950        325  X     SOLE                     325    0             0
J.P. MORGAN CHASE & C      COMMON     46625H100    6,812,561    152,236  X     SOLE                 139,236    0        13,000
JAGUAR MNG INC COM         COMMON     47009M103      644,700     70,000  X     SOLE                  70,000    0             0
KIRKLAND LAKE GOLD IN      COMMON     49740P106    1,122,151    150,000  X     SOLE                 150,000    0             0
KROGER CO                  COMMON     501044101   45,930,636  2,120,528  X     SOLE               1,946,028    0       174,500
LAKE SHORE GOLD CORP       COMMON     510728108    4,411,252  1,776,000  X     SOLE               1,776,000    0             0
LILLY ELI & CO             COMMON     532457108   26,318,213    726,621  X     SOLE                 655,721    0        70,900
MANULIFE FINL CORP CO      COMMON     56501R106      275,660     14,000  X     SOLE                  13,000    0         1,000
MARSH & MCLENNAN COS       COMMON     571748102   18,316,441    750,059  X     SOLE                 686,059    0        64,000
MCDONALDS                  COMMON     580135101      333,600      5,000  X     SOLE                   5,000    0             0
MCKESSON HBOC INC COM      COMMON     58155Q103    1,971,600     30,000  X     SOLE                  28,000    0         2,000
MERCK & COMPANY            COMMON     58933Y105    1,344,600     36,000  X     SOLE                  31,000    0         5,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/10

(ITEM 1)                  (ITEM 2)   (ITEM 3)     (ITEM 4)     (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ----------------------------
                                                                                                        VOTING AUTHORITY
                                                                                                            (SHARES)
                           TITLE                     FAIR     SHARES OR                           ----------------------------
                             OF        CUSIP        MARKET    PRINCIPAL     INVESTMENT   OTHER      SOLE     SHARED    NONE
NAME OF ISSUER             CLASS       NUMBER       VALUE      AMOUNT       DISCRETION  MANAGERS    (A)       (B)      (C)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ---------  ------  ---------
METROPCS COMMUNICATIO      COMMON     591708102      495,600     70,000  X     SOLE                  70,000    0             0
MICROSOFT CORP             COMMON     594918104   74,595,263  2,547,000  X     SOLE               2,310,200    0       236,800
MITSUBISHI UFJ FINANC      COMMON     606822104    1,150,600    220,000  X     SOLE                 207,500    0        12,500
MOSAIC COMPANY             COMMON     61945A107   13,265,362    218,288  X     SOLE                 197,288    0        21,000
MYLAN LABS INC             COMMON     628530107   32,403,082  1,426,820  X     SOLE               1,313,120    0       113,700
NEW GOLD INC CDA COM       COMMON     644535106       43,600     10,000  X     SOLE                  10,000    0             0
NEWMONT MNG CORP           COMMON     651639106   34,416,813    675,767  X     SOLE                 618,267    0        57,500
NEWS CORP CL A             COMMON   6.5248E+108    8,465,875    587,500  X     SOLE                 518,500    0        69,000
OMNICARE INC COM           COMMON     681904108   27,876,768    985,393  X     SOLE                 901,393    0        84,000
ORACLE SYS CORP            COMMON     68389X105    2,185,350     85,000  X     SOLE                  72,500    0        12,500
OREZONE GOLD CORP COM      COMMON     68616T109       16,756     25,000  X     SOLE                  25,000    0             0
PAREX RES INC COM          COMMON     69946Q104      168,000     35,000  X     SOLE                  35,000    0             0
PEPSICO INC                COMMON     713448108      496,200      7,500  X     SOLE                   7,500    0             0
PETROLEO BRASILEIRO S      COMMON     71654V408      912,250     20,500  X     SOLE                  15,500    0         5,000
PFIZER INC                 COMMON     717081103   72,368,833  4,219,757  X     SOLE               3,846,257    0       373,500
PROCTER & GAMBLE CO C      COMMON     742718109      221,445      3,500  X     SOLE                   3,500    0             0
QUALCOMM INC COM           COMMON     747525103      314,700      7,500  X     SOLE                   7,500    0             0
RAIFFEISEN INTL BK DE      OPTION     RIBH12P34       23,032        100  X     SOLE                     100    0             0
RAINY RIVER RES LTD C      COMMON     75101R100      403,620     70,000  X     SOLE                  70,000    0             0
ROGERS COMMUNICATIONS      COMMON     775109200    2,883,985     84,500  X     SOLE                  84,500    0             0
ROWAN COS INC              COMMON     779382100      218,325      7,500  X     SOLE                   5,000    0         2,500
ROYAL DUTCH SHELL PLC      COMMON     780259206      867,900     15,000  X     SOLE                  15,000    0             0
ROYAL GOLD INC COM         COMMON     780287108      508,310     11,000  X     SOLE                  11,000    0             0
SAIC INC COM               COMMON     78390X101   13,673,250    772,500  X     SOLE                 702,600    0        69,900
SAN GOLD CORP COM          COMMON     79780P104      221,200     70,000  X     SOLE                  70,000    0             0
SCHLUMBERGER               COMMON     806857108    8,218,641    129,509  X     SOLE                 115,809    0        13,700
SPDR GOLD JAN/11 80        OPTION     7W779W3AB      270,900         90  X     SOLE                      90    0             0
SPDR GOLD TRUST GOLD       COMMON     78463V107   14,716,748    135,078  X     SOLE                 117,578    0        17,500
SUNCOR ENERGY INC          COMMON     867224107      764,690     23,500  X     SOLE                  18,500    0         5,000
TALISMAN ENERGY INC C      COMMON     87425E103   50,656,753  2,969,329  X     SOLE               2,692,829    0       276,500
TELLABS INC COM            COMMON     879664100      757,000    100,000  X     SOLE                 100,000    0             0
TEVA PHARMACEUTICAL I      COMMON     881624209      378,480      6,000  X     SOLE                   6,000    0             0
TEXAS INSTRUMENTS INC      COMMON     882508104    2,716,170    111,000  X     SOLE                  96,000    0        15,000

                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 3/31/10

(ITEM 1)                  (ITEM 2)   (ITEM 3)     (ITEM 4)     (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ----------------------------
                                                                                                        VOTING AUTHORITY
                                                                                                            (SHARES)
                           TITLE                     FAIR     SHARES OR                           ----------------------------
                             OF        CUSIP        MARKET    PRINCIPAL     INVESTMENT   OTHER      SOLE     SHARED    NONE
NAME OF ISSUER             CLASS       NUMBER       VALUE      AMOUNT       DISCRETION  MANAGERS    (A)       (B)      (C)
------------------------  --------  -----------  -----------  ---------     ----------  --------  ---------  ------  ---------
TIME WARNER INC COM        COMMON     887317303   25,806,068    825,266  X     SOLE                 748,266    0        77,000
TOTAL FINA SA SPONSOR      COMMON     89151E109    6,179,130    106,500  X     SOLE                  96,200    0        10,300
TRANSATLANTIC HLDGS I      COMMON     893521104    2,820,629     53,421  X     SOLE                  51,421    0         2,000
TRANSOCEAN LTD ZUG NA      COMMON     H8817H100      993,370     11,500  X     SOLE                   9,500    0         2,000
TRAVELERS COMPANIES I      COMMON     89417E109   50,137,230    929,500  X     SOLE                 848,700    0        80,800
TYCO INTERNATIONAL LT      COMMON     H89128104    2,677,500     70,000  X     SOLE                  70,000    0             0
U S BANCORP                COMMON     902973304    5,499,500    212,500  X     SOLE                 195,000    0        17,500
UNITED PARCEL SVC INC      COMMON     911312106      483,075      7,500  X     SOLE                   7,500    0             0
UNITEDHEALTH GROUP IN      COMMON     91324P102      816,750     25,000  X     SOLE                  25,000    0             0
UNUM GROUP COM             COMMON     91529Y106   13,004,250    525,000  X     SOLE                 479,500    0        45,500
VALERO ENERGY              COMMON     91913Y100   29,714,180  1,508,334  X     SOLE               1,386,334    0       122,000
VERIZON COMMUNICATION      COMMON     92343V104    6,390,120    206,000  X     SOLE                 185,000    0        21,000
VICTORIA GOLD CORP CO      COMMON     92625W101      277,162    380,000  X     SOLE                 380,000    0             0
VODAFONE GROUP INC         COMMON     92857W209      582,750     25,000  X     SOLE                  25,000    0             0
WAL MART STORES INC        COMMON     931142103   64,477,930  1,159,675  X     SOLE               1,048,475    0       111,200
WELLS FARGO                COMMON     949746101    2,408,688     77,400  X     SOLE                  77,400    0             0
WHITING PETE CORP NEW      COMMON     966387102      202,100      2,500  X     SOLE                   2,500    0             0
WILLIAMS CO                COMMON     969457100    8,835,750    382,500  X     SOLE                 360,500    0        22,000
YAHOO INC COM              COMMON     984332106   24,092,475  1,457,500  X     SOLE               1,334,500    0       123,000